Document and Entity Information	Feb. 26, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2021
Document Effective Date	Feb. 26, 2021
Prospectus Date	Aug. 28, 2020
MFS® Lifetime® 2030 Fund | A
Prospectus:
Trading Symbol	MLTAX
MFS® Lifetime® 2030 Fund | B
Prospectus:
Trading Symbol	MLTBX
MFS® Lifetime® 2030 Fund | C
Prospectus:
Trading Symbol	MLTCX
MFS® Lifetime® 2030 Fund | I
Prospectus:
Trading Symbol	MLTIX
MFS® Lifetime® 2030 Fund | R1
Prospectus:
Trading Symbol	MLTEX
MFS® Lifetime® 2030 Fund | R2
Prospectus:
Trading Symbol	MLTGX
MFS® Lifetime® 2030 Fund | R3
Prospectus:
Trading Symbol	MLTHX
MFS® Lifetime® 2030 Fund | R4
Prospectus:
Trading Symbol	MLTJX
MFS® Lifetime® 2030 Fund | R6
Prospectus:
Trading Symbol	MLTKX
MFS® Lifetime® 2035 Fund | A
Prospectus:
Trading Symbol	LFEAX
MFS® Lifetime® 2035 Fund | B
Prospectus:
Trading Symbol	LFEBX
MFS® Lifetime® 2035 Fund | C
Prospectus:
Trading Symbol	LFECX
MFS® Lifetime® 2035 Fund | I
Prospectus:
Trading Symbol	LFEDX
MFS® Lifetime® 2035 Fund | R1
Prospectus:
Trading Symbol	LFERX
MFS® Lifetime® 2035 Fund | R2
Prospectus:
Trading Symbol	LFESX
MFS® Lifetime® 2035 Fund | R3
Prospectus:
Trading Symbol	LFETX
MFS® Lifetime® 2035 Fund | R4
Prospectus:
Trading Symbol	LFEUX
MFS® Lifetime® 2035 Fund | R6
Prospectus:
Trading Symbol	LFEKX
MFS® Lifetime® 2045 Fund | A
Prospectus:
Trading Symbol	LTMAX
MFS® Lifetime® 2045 Fund | B
Prospectus:
Trading Symbol	LTMBX
MFS® Lifetime® 2045 Fund | C
Prospectus:
Trading Symbol	LTMDX
MFS® Lifetime® 2045 Fund | I
Prospectus:
Trading Symbol	LTMKX
MFS® Lifetime® 2045 Fund | R1
Prospectus:
Trading Symbol	LTMRX
MFS® Lifetime® 2045 Fund | R2
Prospectus:
Trading Symbol	LTMSX
MFS® Lifetime® 2045 Fund | R3
Prospectus:
Trading Symbol	LTMTX
MFS® Lifetime® 2045 Fund | R4
Prospectus:
Trading Symbol	LTMUX
MFS® Lifetime® 2045 Fund | R6
Prospectus:
Trading Symbol	LTMLX